Stockholders' Equity - ESPP Activity (Detail) (Employee stock purchase plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee stock purchase plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares, authorized	500,000
Percent of fair value	85.00%
Employee Stock Purchase Plan Activity [Roll Forward]
Number of shares available for grant, beginning balance	442,327	447,686	455,805
Stock Issued During Period, Shares, Employee Stock Purchase Plans	(3,859)	(5,359)	(8,119)
Number of shares available for grant, ending balance	438,468	442,327	447,686
Common stock, shares issued, beginning balance	57,673	52,314	44,195
Common stock, shares issued, ending balance	61,532	57,673	52,314
Share-based compensation arrangement by share-based payment award, weighted average grant date fair Value	$ 2.516	$ 1.979	$ 3.245
Allocated Share-based Compensation Expense	$ 6	$ 18	$ 22